SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS

May 21, 2007

VIA COURIER AND EDGAR

Re:             The Blackstone Group L.P.

Registration Statement on Form S-1

File No. 333-141504

Lesli Sheppard, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 7010

Washington, D.C. 20549

Dear Ms. Sheppard:

On behalf of The Blackstone Group L.P., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 2 to the above-referenced Registration Statement relating to the offering of its common units representing limited partner interests, marked to show changes from Amendment No. 1 as filed on May 1, 2007.  The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.

In addition, we are providing the following responses to your comment letter, dated May 11, 2007, and your electronic mail, dated May 18, 2007, regarding Amendment No. 1 to the Registration Statement.  To assist your review, we have retyped the text of the Staff’s comments in italics below.  Please note that all references to page numbers in our responses refer to the page numbers of Amendment

No. 2 to the Registration Statement.  The responses and information described below are based upon information provided to us by Blackstone.

Letter, dated May 11, 2007

General

1.                                      We may have further comments when you provide the information and/or disclosures requested by prior comments 44, 45, 47, 50, 51, 52, 53, 54, 55, and 91 in our letter dated April 19, 2007.  Our review of these responses could require substantial time in future amendments.

Blackstone advises the Staff that it has provided the disclosures requested by the Staff’s identified prior comments under the caption “Unaudited Pro Forma Financial Information” on pages 82 to 96 of the Registration Statement.

2.                                      We observed that your notes to the unaudited consolidated financial statements comments on the de-consolidation of certain investment funds pursuant to EITF 04-5.  Could you please describe the impact, if any, that the de-consolidation of the investment funds will have with regard to your and your accountant’s analysis of entities that are considered an “affiliate of the audit client” [2-01(f)(4)], also referred to as a “restricted entity”, for purposes of applying the auditor independence rules promulgated in Rule 2-01 of Regulation S-X.

In response to the Staff’s comment regarding the deconsolidation of certain investment funds pursuant to EITF 04-5, Blackstone believes that such funds would fall under the definition of an affiliate, [2-01(f)(4)(ii)] “an entity over which the audit client has significant influence, unless the entity is not material to the audit client.” Accordingly, each such fund that is deconsolidated and that is material to the registrant would be deemed a “restricted entity” and required to follow the auditor independence rules promulgated in Rule 2-01 of Regulation S-X.

Summary, page 1
Blackstone, page 1

3.                                      We note your revised disclosure pursuant to comment 15 of our letter dated April 19, 2007.  Please revise further to give a numeric example of what carried interest means.

In response to the Staff’s comment, Blackstone has further revised its disclosure on page 1 to provide a numeric example illustrating how carried interest is calculated.

Tax Consequences, page 5

4.                                      We note your revised disclosure pursuant to comment 11 of our letter dated April 19, 2007.  Please revise further to disclose the tax consequences to investors in plain English.

In response to the Staff’s comment, Blackstone has further revised its disclosure on page 6 to disclose the tax consequences to investors in plain English.

Charitable Contributions, page 9

5.                                      We note your revised disclosure pursuant to comment 18 of our letter dated April 19, 2007.  We reissue this comment.  You should elaborate on the policies you have or will implement that relate to charitable contributions.  For example, discuss how the charities will be selected and by whom, and often you expect to make charitable donations and how you will determine what amount to contribute.

In response to the Staff’s comment, Blackstone has expanded its disclosures on page 12 and 195 to address the matters identified by the Staff.

Use of Proceeds, page 18

6.                                      We note your response to prior comments 23 and 24.  In a similar manner to your response, please disclose that the purchase price will be equal to the public offering price per common unit (net of underwriting discounts) as well as that you intend to use all of the remaining proceeds in the offering to purchase new-issued Blackstone Holdings partnership units substantially concurrently with the consummation of the offering.

Blackstone advises the Staff that Blackstone has disclosed in the Registration Statement under “Summary—Blackstone—Key Aspects of Our Organizational Structure and this Offering” on page 4, “Summary—The Offering—Use of Proceeds” on page 20 and “Use of Proceeds” on page 76, that The Blackstone Group L.P. intends to use approximately $3.90 billion of the proceeds from the offering and the sale of non-voting common units to the State Investment Company to purchase interests in Blackstone’s business from the existing owners.  In “Organizational Structure—Reorganization—Blackstone Holdings Formation” on pages 66 to 69, “—Sale of Non-Voting Common Units to the State Investment Company” on page 70 and “—Sale and Offering Transactions” on pages 70 to 73 Blackstone discloses that the precise amount of cash that will be received by the existing owners is equal to the product of 4/7 multiplied by the sum of (A) the proceeds from the offering (net of underwriting discounts) plus (B) the proceeds from the sale of the non-voting common units to the State Investment Company.   Blackstone notes that each of the former disclosures includes a cross-reference to the latter disclosure and respectfully submits that this additional level of detail is more appropriate in the “Organizational Structure” section.

In response to the Staff’s comment, Blackstone has revised its disclosures on pages 20, 21 and 76 to clarify that it intends to use all of the remaining proceeds of the offering and the sale of the non-voting common units to the State Investment Company to purchase newly-issued Blackstone Holdings partnership units substantially concurrently with the consummation of the offering.

Exchange Rights of Holders of Blackstone Holdings Partnership Units, page 21

7.                                      As you discussed in your response to prior comment 26, please disclose that one of each of the partnership units in the Blackstone Holdings entities are, together, exchangeable into a partnership unit in The Blackstone Group L.P.  This disclosure should clarify, if true, that the exchange cannot occur if the holder is not willing to give one of each of their units in each of the five Blackstone Holdings partnerships.  Please provide this disclosure here and elsewhere in the filing where you discuss the exchange rights.

In response to the Staff’s comment, Blackstone has revised its disclosures on pages 24, 57, 60, 68, 70, 72, 88, 93, 94, 196, 203 and 223 to disclose that a holder of Blackstone Holdings partnership units must exchange one partnership unit in each of the five Blackstone Holdings partnerships to effect an exchange for a common unit.

8.                                      We note your response to prior comment 35.  In exchange for the contribution of their interests in the contributed businesses, the existing owners will receive units in each of the five Blackstone Holdings partnerships.  Please clarify what type of equity instruments in the contributed businesses each of the existing owners will need to exchange for the units in each of the five Blackstone Holdings partnerships.  For each of these equity instruments, please provide us with an analysis of all of the issuances since October 1, 2006.  For each issuance, please tell us:

•                  the parties issued to, including whether they are related parties;

•                  the purpose of the issuance;

•                  the nature of any consideration received;

•                  the value of these instruments; and

•                  how you accounted for these instruments.

Blackstone advises the Staff that the existing owners will exchange limited partnership units and limited liability company units that they currently own in the Contributed Businesses for limited partnership units in each of the five Blackstone Holdings partnerships.  Since October 1, 2006, Blackstone has not issued new equity instruments.  However, there have been admissions of eight new senior managing directors since October 1, 2006.

Blackstone maintains a fixed amount of capital for its investment management and advisory businesses.  In addition, the senior managing directors, including new senior managing directors (as described below), are required to contribute their prorated percentage of required capital to support the general partner commitments to the private equity, real estate and mezzanine funds as investments are made during the year.  Blackstone re-establishes the ownership interests of each of its senior managing directors at the beginning of each year.  Capital is contributed to meet the general partner capital commitments related to new investments.  All such transactions are accounted for on a book value basis following principles established for private partnerships.

The new senior managing directors represent both promotions of current employees (which occurred on January 1, 2007 pursuant to Blackstone’s normal processes and timing) and the admission of new senior managing directors to achieve Blackstone’s strategic objectives.  New senior managing directors, as well as newly promoted senior managing directors, are required to contribute their proportionate share of capital and future investment capital commitments of Blackstone on the same basis as those of existing senior managing directors.

Accordingly, all existing owners’ interests are diluted on a pro rata basis when a new senior managing director is admitted and contributed capital is subsequently distributed to the existing owners.

A table presenting the capital contributions in each of our Contributed Businesses by new senior managing directors admitted as partners, other senior managing directors and non-senior managing directors since October 1, 2006 has been provided to the Staff under separate cover.

Summary Historical Financial and Other Data, page 24

9.                                      Please also present your cash flows from investing and financing activities for each period.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 28 to present its cash flows used in investing activities and cash flow provided by (used in) financing activities.

We intend to pay regular distributions to our common unitholders..., page 55

10.                               We note your revised disclosure pursuant to comment 41 of our letter dated April 19, 2007.  Please revise further to quantify and state the minimum level of partners’ capital that your revolving credit facility requires you to maintain.

In response to the Staff’s comment, Blackstone has revised its disclosure on pages 57 and 80 to quantify the minimum level of partners’ capital that the terms of Blackstone’s revolving credit facility require Blackstone Group Holdings L.P. to maintain.

Deconsolidation of Blackstone Funds, page 66

11.                               We note your response to prior comment 36.  Please provide us with a summary of which entities you determined to be voting interest entities versus those entities that you determined to be variable interest entities.  Please identify the variable interest entities for which you determined that you were not the primary beneficiary.  In this summary listing, please identify the entities for which you will be granting new rights to third party investors.

Blackstone advises the Staff that the information requested is attached as Appendix A hereto, which provides a list of the 550 entities that Blackstone manages and identifies, for each entity, whether it is a voting interest entity (“VoIE”) or variable interest entity (“VIE”), whether Blackstone expects to grant either liquidation or kickout rights to the limited partners, and whether Blackstone consolidates the entity.  Of the 177 VIEs identified in Appendix A, Blackstone is the primary beneficiary of, and therefore consolidates, 61 of these entities.  These consolidated VIEs consist of 57 entities that invest either in or alongside Blackstone’s fund entities (which Blackstone generally refers to as capital commitment entities and side-by-side entities) for which substantially all of the activities of each entity are conducted on behalf of Blackstone and its existing owners or other affiliates.  The remaining four VIEs are fund of hedge fund entities of which Blackstone is the primary beneficiary.  After the reorganization, Blackstone will continue to consolidate a number of capital commitment entities and side-by-side entities where it expects to hold variable interests that would cause it to absorb the majority of expected losses and residual returns.

Blackstone expects to grant kickout or liquidation rights to the unaffiliated limited partners of the corporate private equity, real estate opportunity and fund of hedge fund entities that take investments from unaffiliated investors, including the alternative investment vehicles and parallel funds associated with such entities.

12.                               It appears that the granting of new rights to third party investors of the Contributed Businesses will require changes in the contractual arrangements with these investors.  For the entities in which you will be granting new rights and for which you previously determined should be treated as voting interest entities, please tell us what consideration you gave as to whether the granting of these new rights and corresponding changes to any arrangements would qualify as reconsideration events pursuant to paragraph 7 of FIN 46 (R).  If so, tell us the results of this analysis and whether you determined it was appropriate to continue to treat these as voting interest entities.  In a similar manner, please address whether these new rights and corresponding changes to any arrangements qualified as reconsideration events pursuant to paragraph 15 of FIN 46 (R) in determining whether you are the primary beneficiary of any additional variable interest entities.

Blackstone advises the Staff that the anticipated amendments to the governing documents of its funds to grant new rights to third party investors would constitute a reconsideration event under paragraph 7 of FIN 46 (R) as the entities’ governing documents would change in such a manner that changes the characteristics of the entities’ equity investment at risk.  However, for VoIEs, such changes to the governing documents and the characteristics of the entities’ equity investment at risk would not alter the conclusion that such entities are voting interest entities.  For VIEs, Blackstone submits that paragraph 15 of FIN 46 (R) is not applicable because the anticipated amendments would not change how the risk and rewards of these entities are allocated among the variable interest holders.

13.                               You state that you determined you were not the primary beneficiary of a fund as you and your affiliates do not hold greater than 50% of the partnership interest in the fund.  Please also confirm that you determined that you do not absorb a majority of the expected losses and receive a majority of the expected residual returns in determining it was appropriate not to consolidate pursuant to paragraph 14 of FIN 46(R).

Blackstone advises the Staff that it has performed analyses and confirms that it does not absorb a majority of the expected losses or receive a majority of the expected residual returns of the funds.

Holding Partnership Structure, page 70

14.                               Please revise to explain in more detail the material features of an UPREIT structure and how these features will be incorporated into your structure.

In response to the Staff’s comment, Blackstone has expanded its disclosure on page 74 to explain in more detail material features of an UPREIT that will be incorporated into Blackstone’s structure.

Unaudited Pro Forma Financial Information, page 78

15.                               We may have further comments once the unaudited pro forma financial information, capitalization table, dilution table and other blanks throughout the filing are filled in.

In response to the Staff’s comment, Blackstone has completed the unaudited pro forma financial information, capitalization table, dilution table and other blanks in the Registration Statement.

Management’s Discussion and Analysis, page 94

16.                               We note your response to prior comment 57.  Please also quantify the impact of each factor when multiple factors contribute to material fluctuations in your combined results of operations.  Refer to Items 303(a)(3)(i) and (iii) of Regulation S-K.

In response to the Staff’s comment, Blackstone has expanded its disclosures on pages 108 to 110 to address situations in which multiple factors contributed to material fluctuations in the combined results of operations.

17.                               We note your response to prior comment 58.  Please discuss the business reasons for changes in net gains from investment activities on a combined basis.

In response to the Staff’s comment, Blackstone has revised its disclosure on pages 108 to 110 to describe the business reasons for the changes in net gains from investment activities on a combined basis.

18.                               It does not appear that the additional discussion you provided regarding net gains from investment activities on a segment basis adequately addresses all of the business reasons for changes.  For example, there appear to be significant acquisitions and investments made in certain segments, including the real estate segment.  Please disclose the quantitative impact of these significant acquisitions and investments.  In addition net gains from investment activities in the corporate private equity segment decreased from 2005 to 2006.  Your discussion refers to the sectors in each year that led to an increase in investment values without discussing the sectors or reasons for the net decrease in this amount.  It also does not appear that you provided quantification of the extent of leverage used from period to period.  Please expand your discussion.

In response to the Staff’s comment, Blackstone has expanded its disclosures of net gains from investment activities for both the corporate private equity and real estate segments.  Blackstone has also added disclosure on pages 111 to 118 to further explain investment gains and the relationship of such gains to acquisitions and investments.  In addition, Blackstone has expanded its disclosure on page 101 to discuss the extent of the use of leverage.

19.                               We note your response to prior comment 61.  It does not appear that you discussed the impact of market conditions in the period subsequent to December 31, 2006.  Please discuss the impact these conditions are reasonably likely to have on each of your segment’s financial results in future periods.  Refer to Item 303(a)(3)(ii) of Regulation S-K.

In response to the Staff’s comment, Blackstone has revised its disclosure on pages 108, 112, 116, 120 and 123 to discuss the impact of market conditions in the period subsequent to December 31, 2006 on each of Blackstone’s reportable segments.  In addition, Blackstone has expanded its disclosure on page 175 to discuss the extent of the use of leverage.

Key Financial Measures and Indicators

Non-Controlling Interests in Income of Consolidated Entities, page 100

20.                               We note your response to prior comment 59.  Adjustment 3(j) to your pro forma statement of financial condition on page 86 is described as an adjustment to record non-controlling interests in consolidated entities to the Blackstone Holdings partnership units to be held by your existing owners after this offering.  In light of this, please help us further understand how you determined that the holders of the non-controlling interests related to the Blackstone Holdings partnership units are not participating in any exchange, which is your basis for determining that there is no acquisition of minority interest.  Please expand your disclosure to support your basis that it is appropriate to account for these non-controlling interests at historical carry-over basis instead of using the purchase method of accounting.

Blackstone advises the Staff that the basis for the presentation of the historical combined financial statements of the Blackstone Group includes in equity those interests held by the members of the control group, which is comprised of the existing owners of the Blackstone Group, whereas the basis for the presentation of the pro forma statement of financial condition of The Blackstone Group L.P. includes in equity the common units to be issued by The Blackstone Group L.P.  Therefore, at the level of the reporting enterprise in the pro forma statement of financial condition (i.e., The Blackstone Group L.P.), the existing owners’ interests in Blackstone Holdings represent non-controlling interests in Blackstone Holdings.

Blackstone also advises the Staff that the pro forma statement of financial condition reflects the exchange by the existing owners of their ownership interests in the Contributed Businesses for interests in Blackstone Holdings.  Blackstone has revised its disclosure on pages 66 to 68 to discuss the exchange in greater detail.  In addition, the existing owners will also hold the controlling interest in The Blackstone Group L.P. (which in turn controls Blackstone Holdings) through their agreement to vote in concert, as described in greater detail below in response to comment 28.  As such, this exchange represents a transfer of ownership interests by owners of entities under common control.

Liquidity and Capital Resources

Historical Liquidity and Capital Resources, page 114

21.                               We note your response to prior comment 62.  Please also disclose, if true, that since you base your ability to make annual cash distributions on adjusted cash flow from operations, which removes the impact of changes in operating assets and liabilities among other things, you may need to borrow in order to make these cash distributions.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 124 and 127 to acknowledge its ability to use existing borrowing capacity, to the extent needed, to make cash distributions.

Critical Accounting Policies

Investments, at Fair Value, page 120

22.                               We note your responses to prior comments 64 and 65.  In your table of valuation methodologies, please separately present the percentage of investments valued based on public/private comparables from the percentage of investments valued based on a discounted cash flow methodology.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 132 to separately present the percentage of investments valued based on public/private comparables from the percentage of investments valued based on a discounted cash flow methodology.

23.                               Given that 87% of your total investments as of December 31, 2006 represent assets for which market prices were not readily observable, please expand your quantitative discussion of the potential impact changes in estimates and assumptions used in determining the fair value of your investments could have on your financial condition or operating performance.  For example, please discuss what your reported net gains from investment activities and income before taxes for the year ended December 31, 2006 would have been assuming a certain percentage change in key estimates and assumptions.  In addition, given that the valuations using the discounted cash flow methodology are not based on any observable or independent type of information, please further enhance your discussion of the significant estimates used in determining the fair values of these investments.  This discussion should include a quantitative sensitivity analysis which discusses the impact of potential changes in your key assumptions, including growth rates, capitalization rates, and discount rates.

In response to the Staff’s comment, Blackstone has revised its disclosure on page 132 to indicate the percentage of investments valued using the discounted cash flow methodology.  Blackstone did not provide a separate market sensitivity analysis for changes in investments valued using discounted cash flows because they only represent less than 1% of the total investments.  Corporate private equity investments are valued based upon comparable company or assets in the relevant asset class, using relevant key performance metrics (e.g., multiples of EBIDTA).  Real estate investments are valued either based upon comparable company or assets in the relevant asset class or by utilizing comparable capitalization rates for assets in similar markets.  As these valuation approaches are based on market comparables, as opposed to internally developed estimates and assumptions, Blackstone submits that the suggested sensitivity analysis for these investments is appropriately disclosed on pages 131 to 132 in tabular form.

Structure and Operation of Our Investment Funds, page 159

24.                               We note your response to comment 69 of our letter dated April 19, 2007.  If material, please include a risk factor related to your “key persons” provisions.

Blackstone advises the Staff that the possibility of termination of the investment period of a fund or acceleration of withdrawal of investor capital from a fund upon the occurrence of “key person” events is already disclosed in the risk factor entitled “Third-party investors in our investment funds will have the right to dissolve the investment funds and investors in our hedge funds may redeem their investments in our hedge funds.  These events would lead to a decrease in our revenues, which could be substantial” on page 47.  Blackstone submits that a separate risk factor regarding risks related to “key person” provisions is not necessary because following the offering, the governing agreements of Blackstone’s investment funds (with the exception of Blackstone’s proprietary hedge funds and four funds of funds) will enable investors in those funds to remove the general partner of the fund or to accelerate the liquidation date of the investment fund without cause by a simple majority vote at any time and, accordingly, the incremental risk associated with these “key person” provisions do not warrant a stand-alone risk factor.

The Historical Investment Performance of Our Investment Funds

Valuation, page 164

25.                               We note your response to prior comment 74.  It does not appear that you provided a discussion of the extent to which leverage was used for each period presented to generate the returns on your funds.  Similarly, it does not appear that you provided a discussion of the extent of shorting activities and volatility of your investments.  Please expand your discussion accordingly.  For any operating metrics used in your explanation, including gross leverage, please disclose how these amounts were determined.

In response to the Staff’s comment, Blackstone has expanded its disclosure on page 175 to include a discussion of the extent to which leverage was used for its mezzanine and equity hedge funds for the periods presented and how leverage is calculated.  Blackstone advises the Staff that its corporate private equity, real estate opportunity, funds of hedge funds, closed-end mutual funds and distressed debt fund have not utilized fund level leverage for the periods presented, as described on page 175.  In addition, Blackstone has revised its disclosure on page 175 to discuss short-selling by its proprietary hedge funds, which are the only funds that short-sell as a significant component of their investment strategy.  Further, Blackstone advises the Staff that a discussion of volatility of its hedge funds and closed-end mutual funds is included in the table on page 177. Blackstone advises the Staff that it does not believe that presenting the volatility of investments in its carry funds is a typical or useful metric for those types of funds and does not believe that it will be meaningful for investors.

Financial Statements

General

26.                               Please ensure that your financial statements and corresponding financial information included comply with Rule 3-12 of Regulation S-X.

Blackstone advises the Staff that the financial statements and corresponding financial information included in the Registration Statement comply with Rule 3-12 of Regulation S-X.

Notes to the Financial Statements

Note 1.  Organization and Basis of Presentation, page F-11

27.                               We note your response to prior comment 93.  Please clearly identify the specific individuals, families, or affiliated groups included in the control group of the combined entities as well as in each individual entity included in your combined financial statements.  Please tell us the percentage owned of the combined entities by each member of the control group as well as the percentage owned by the aggregate control group of the combined entities.  Please also tell us the percentage owned by each member of the control group in each individual entity included in the combined financial statements as well as the percentage owned by the aggregate control group in each entity.

Blackstone advises the Staff that the information requested has been provided to the Staff under separate cover.

28.                               Following the reorganization and this offering, The Blackstone Group L.P. will be a holding partnership and, through wholly-owned subsidiaries, will hold controlling equity interests in five Blackstone Holdings partnerships.  Your response states that historically the existing owners have acted as a group pursuant to the provisions of the partnership agreements which require existing owners to vote in concert.  You also state that the existing owners will have similar arrangements prospectively.  Please clarify whether the arrangements to vote in concert will be for each of the five Blackstone Holdings partnerships or whether these arrangements to vote in concert will be for The Blackstone Group L.P.  For each of these agreements to vote in concert, please clarify when you entered into or intend to enter into each agreement and the duration.  Please also tell us where the terms related to voting in concert are included in the Amended and Restated Agreement of Limited Partnership of Blackstone Group L.P., which you provide as Appendix A.

In response to the Staff’s comment, Blackstone advises the Staff that the provisions requiring existing owners to vote in concert will be included in the limited partnership agreement of The Blackstone Group L.P. (the “Agreement”), which will, through wholly-owned subsidiaries, control the Blackstone Holdings partnerships at the effective date of the reorganization and this offering.  As detailed in the comment response letter we submitted on behalf of Blackstone dated May 1, 2007, the agreement among existing owners to vote in concert is contemporaneous with the formation of a partnership or the amendment of an agreement upon the admission of a new partner and is considered an integral part of the partnership agreement that will continue to be in effect throughout the term of the partnership.  The Agreement will include similar provisions requiring the existing owners to vote in concert.  As with the existing partnership agreements, such provisions will be part of the Agreement that will continue until amended pursuant to the terms of the Agreement.

These provisions will allow the existing owners to control The Blackstone Group L.P., which, in turn, will control the Blackstone Holdings partnerships as the sole general partner thereof.

29.                               Your response includes a list of matters which require the affirmative vote and approval of a majority of the existing owners, voting together, including the founders.  Please help us understand why the partnership agreements would specify which matters require the majority of the existing owners voting together instead of stating that all significant matters would require this.

In response to the Staff’s comments, Blackstone advises the Staff that the partnership agreements identify certain significant matters that would require the vote of existing owners voting in concert.  The partnership agreements were drafted to provide specificity on those matters deemed significant for the partnership’s governance and success of operations.  Other matters that entail managing the day-to-day activities of the entity generally do not require the vote of the existing owners as such matters are administered by the business units and monitored by the management committee of the relevant entity which is selected by the existing owners on an annual basis.

30.                               We note your response to prior comment 94.  You state that in exchange for the contribution of their interests in the contributed businesses, the existing owners will receive partnership units in each of the five Blackstone Holdings, which partnership units may be vested or unvested.  It remains unclear how you determined how many units of each of the five Blackstone Holdings entities would be given to each of the existing owners, including whether each owner would receive an equal amount of units in each of the five entities.  Please clarify how you determined whether vested or unvested units should be given as well as the exchange ratio used to determine the appropriate number of vested and unvested units to be given.  Please clarify if the same exchange ratio was used for all of the existing owners of each entity.  If not, please disclose your accounting for any preferential rights given.  You state that at the time of the offering, certain selected employees and other individuals will receive IPO Date Awards from The Blackstone Group L.P. in exchange for services to be provided.  Please tell us the estimated percentage of units which will be given to these non-existing owners and how you determined the amount of units that should be given to each of these individuals.

In response to the Staff’s comment, Blackstone advises the Staff that the reorganization is structured as a value-for-value exchange where the existing owners will contribute their interests in the Contributed Businesses in exchange for vested and unvested partnership units of each of the five Blackstone Holdings partnerships. Each of the Blackstone Holdings partnerships will have an identical number of partnership units and an existing owner will receive an equal number of units from each of the five partnerships that will comprise both vested and unvested units.

The aggregate ownership of the Contributed Businesses was previously comprised of partnership and limited liability company interests in carried interest entities and operating entities.  The existing owners will exchange their interests in carried interest earned in relation to investments made prior to the date of the reorganization primarily for vested units in Blackstone Holdings partnerships.  The existing owners will exchange their remaining interests in carried interest entities and their interests in operating entities for units in Blackstone Holdings partnerships that are subject to vesting up to an eight-year period to encourage retention over the service period.  Unvested units will be accounted for as compensatory awards over the requisite service period.  Blackstone does not expect the exchange of existing partnership units for vested Blackstone Holdings partnership units to be a compensatory event, since the fair value of vested units received by each owner is not expected to exceed the fair value of units given up by that owner.

Blackstone used an exchange ratio of 1.95 and 2.25 to convert ownership in corporate private equity and real estate carried interest partnerships, respectively, held by existing owners into partnership units of each of the Blackstone Holdings partnerships.  The exchange ratios were determined based on the relative estimated fair values of the carried interest entities and as such, no preferential rights were given to any existing owner.

Blackstone used an exchange ratio of 16 as a basis to convert ownership in the operating entities held by existing owners into unvested partnership units of Blackstone Holdings partnerships.  In accordance with the partnership agreements, up to 15% of the excess, if any, of the fair market value of the exchanged assets immediately after the reorganization over the net book value of these assets immediately prior to the reorganization may be allocated among existing owners, which would result in an upward or downward adjustment to the exchange ratio.  Unvested units will be accounted for as compensatory awards over the requisite service period.  The exchange ratio was determined based on the fair value of the operating entities and as such, no preferential rights were given to any existing owner.

Certain other individuals who are not existing owners and certain select employees will receive IPO date awards in exchange for services to be provided.  These individuals will receive approximately 3.5% of the total equity to be issued by Blackstone.  In determining the number of units to be issued to employees, Blackstone has considered several factors, including the length of service, prior performance, motivation for future performance and retention.  For non-employees, Blackstone has determined the value of common units to be issued based on the services performed by these individuals.

31.                               We note your response to prior comment 95.  Please confirm that you have not allocated expenses in your historical income statements in order to reflect the costs of doing business.  If expenses have been allocated, please disclose the allocation method used for each material type of cost allocated and management’s assertion that the methods used are reasonable.

In response to the Staff’s comment, Blackstone confirms that it has not allocated expenses in the historical income statements in order to reflect the cost of doing business.

32.                               On page 17, you state that you will reimburse your general partner and its affiliates for all costs incurred in managing and operating, and your partnership agreement provides that your general partner will determine the expenses that are allocable to you.  There are no ceilings on the expenses for which you will reimburse the general partner and its affiliates.  Please tell us whether these costs are reflected in your historical or pro forma financial statements.  Please also disclose how the costs to be allocated to you are determined by the general partner, including whether there is a written agreement specifying how this amount should be determined.

Blackstone advises the Staff that while there is no agreement between The Blackstone Group L.P. and its general partner specifying how the amount of reimbursement is to be determined, its general partner will not have any business activities other than managing and operating The Blackstone Group L.P.  The Blackstone Group L.P. will reimburse its general partner and its affiliates for all costs incurred in managing and operating it, and its partnership agreement provides that its general partner will determine the expenses that are allocable to it. Although there are no ceilings on the expenses for which The Blackstone Group L.P. will reimburse its general partner and its affiliates, the expenses to which they may be entitled to reimbursement from the general partner, such as director fees, are expected to be immaterial. Blackstone has revised its disclosure on pages 18 and 206 accordingly. In addition, Blackstone has modified its disclosure on page 85 to explain that these expenses are not included in the adjustments to its pro forma financial statements.

Fund Management Fees, page F-12

33.                               We note your response to prior comment 97.  On page 161, you state that your ability to generate performance fees and incentive fees is an important element of your business and these items have historically accounted for a very significant portion of your income.  In light of this, please provide the disclosures previously requested related to the terms of these arrangements that include performance fees, including:

•                  The measurement periods for these performance fees (monthly, quarterly, annual);

•                  When amounts are paid including whether they are paid at the end of the measurement period; and

•                  Whether there are any situations in which you could be required to payback any of the amounts.

Please also disclose any revenue amounts recorded that are at risk due to future performance contingencies.  Refer to EITF D-96.

In response to the Staff’s comment, Blackstone has provided additional disclosure on page F-13, F-28 and F-51.

34.                               We note your response to prior comment 98.  You recorded fees earned from affiliates of $350,576,000 for the year ended December 31, 2006, $126,181,000 for the year ended December 31, 2005, and $147,861,000 for the year ended December 31, 2004.  In light of this, please disclose the significant terms of your management contractual agreements separately for affiliates.

In response to the Staff’s comment, Blackstone has revised its disclosure on page F-12 and F-27.

Note 3.  Investments, page F-17

35.                               Please separately present the equity securities and equity instruments sections by each type, which would include common stocks, preferred stocks, convertible securities, options purchased, warrants, and short sales.  Refer to paragraph 7.16(a)(1) of the AICPA Audit and Accounting Guide on Investment Companies.

In response to the Staff’s comment, Blackstone has revised the presentation “Investments of Consolidated Blackstone Funds” in Note 3 on page F-18 of the combined financial statements.

Blackstone advises the Staff that it has presented short sales as “Securities Sold, Not Yet Purchased” in a separate table in Note 3 on page F-20 in both the Registration Statement filed on March 22, 2007 and Amendment No. 1 to the Registration Statement.  These “Securities Sold, Not Yet Purchased” consist principally of common stock.

36.                               We note your responses to prior comments 102, 103, and 104.  Please confirm that you have disclosed each single investment and derivative contract which constitutes more than 5% of your net assets as of each balance sheet date.  Please refer to paragraphs 7.15 through 7.17 of the AICPA Audit and Accounting Guide on Investment Companies as well as the definition of net assets provided by the glossary of this guide.  Please disclose, if true, that none of your funds of hedge funds and feeder funds as well as your investments in any affiliate exceeded 5% of your net assets as of any balance sheet date, or provide additional disclosures regarding these investments.

In response to the Staff’s comment, Blackstone confirms that when it prepared the disclosures in Note 3 to the combined financial statements, it disclosed each single investment and derivative contract whose fair value exceeded 5% of its net assets, as defined in the AICPA Audit and Accounting Guide Investment Companies.  Blackstone has enhanced the disclosure on pages F-19 and F-44 of the Registration Statement to confirm that none of Blackstone’s investments in funds of hedge funds, feeder funds or any other affiliate exceeded 5% of the Company’s net assets.

Note 6.  Due from Brokers, page F-21

37.                               We note your response to prior comment 105.  Please specifically disclose how you met the criteria of FIN 39 for each of the two prime brokers for which you are presenting the receivables and payables on a net basis.

In response to the Staff’s comment, Blackstone has provided additional disclosure in Note 6 to the combined financial statements on page F-22.  Blackstone advises the Staff that the amounts netted in accordance with FIN 39 are not material to Blackstone.

Note 10.  Related Party Transactions

Contingent Repayment Guarantee, page F-26

38.                               We note your response to prior comment 106.  Please expand your discussion of the contingent repayments (clawback obligations) to discuss the terms of these obligations in your notes to the financial statements.  Please also provide the disclosures required by EITF D-96 regarding the revenue amounts recorded that are at risk due to these contingent obligations.

In response to the Staff’s comment, Blackstone has enhanced its disclosure on page F-28 to include the requirements of EITF D-96 regarding the revenue amounts recorded that are at risk due to these contingent obligations.

Electronic Mail, dated May 18, 2007

Please include the following representation in the 1940 Act risk disclosure (which is on p. 57 of the May 1, 2007 filing): “In addition, we believe The Blackstone Group L.P. is not an investment company under section 3(b)(1) of the 1940 Act because it is primarily engaged in a non-investment company business.”

In response to the Staff’s comment, Blackstone has included the statement requested by the Staff in the 1940 Act risk disclosure on page 58 of the Registration Statement.

* * * * * * * * * *

Please do not hesitate to call Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:                                 Securities and Exchange Commission

Pamela Long

Rufus Decker

Nudrat Salik

David W. Grim

Sara P. Crovitz

The Blackstone Group L.P.

Robert L. Friedman

Skadden, Arps, Slate, Meagher & Flom LLP

Phyllis G. Korff

Jennifer A. Bensch

Appendix A

List of Variable Interest Entities and Voting Interest Entities

Entity Name	Kickout	VoIE	VIE	Consolidated
Asia Opportunities Fund L.P.	N	x		Y
Asia Tigers Fund, Inc.	N	x		Y
BCA (Cayman) III, LDC	N	x		Y
BCA (Cayman) IV L.P.	N	x		Y
BCA (Cayman) V L.P.	N	x		Y
BCA Communications (Cayman) L.D.C.	N	x		N
BCA IV L.L.C.	N	x		Y
BCA SGP (Cayman) IV L.P. (PGP/SAS only)	N	x		Y
BCA V L.L.C.	N	x		Y
BCA V USS L.L.C.	N	x		Y
BCCA I L.L.C.	N	x		Y
BCLO Advisors L.L.C.	N	x		Y
BCOM Segregated Trust	N	x		Y
BCP (Cayman) V-S L.P.	Y	x		Y
BCP II Segregated Trust	N	x		Y
BCP III Segregated Trust	N	x		Y
BCP IV Segregated Trust	N	x		Y
BCP Pacific Partners LP	N	x		Y
BCP V (Cayman) Co-Investors L.P.	N		x	Y
BCP V Co-Investors L.P.	N		x	Y
BCP V-S L.P.	Y	x		Y
BDA Funding L.P.	N	x		Y
BDD Affiliates Fund II L.L.C.	N		x	Y
BDD Affiliates Fund L.L.C.	N		x	Y
BEDF Non-Taxable L.P.	Y	x		Y
BFI Mezzanine Associates (Cayman) L.P.	N	x		Y
BGH Internet Investments L.L.C.	N	x		Y
BGH ITM Investments L.L.C.	N	x		Y
BGH Optic Investments L.L.C.	N	x		Y
Blackport Capital Fund Europe Sarl	N	x		Y
Blackport Capital Fund Ltd.	N		x	Y
Blackstone Administrative Services Partnership L.P.	N	x		Y
Blackstone Advisors India Private Limited	N	x		Y
Blackstone Alternative Asset Management L.P.	N	x		Y
Blackstone Asia Advisors L.L.C.	N	x		Y
Blackstone Asia Advisory Holdings LLC	N	x		Y
Blackstone Asia Opportunities Associates L.L.C.	N	x		Y
Blackstone Asia Opportunities Domestic Fund L.P.	N	x		Y
Blackstone Asia Opportunities Fund L.L.C.	N	x		Y
Blackstone Automotive Co-Invest Capital Partners L.P.	Y		x	Y
Blackstone AV Real Estate Partners II L.P.	N	x		Y
Blackstone Berkeley Square Fund Ltd.	N		x	Y
Blackstone C Fund L.P.	N		x	Y
Blackstone C Offshore Fund Ltd.	N		x	Y
Blackstone Capital Associates (Cayman) III LP	N	x		Y
Blackstone Capital Associates (Cayman) IV L.P.	N	x		Y
Blackstone Capital Associates (Cayman) V L.P.	N	x		Y
Blackstone Capital Associates II (Cayman) L.P.	N	x		Y
Blackstone Capital Associates II Fanch L.P.	N	x		Y
Blackstone Capital Associates II L.P.	N	x		Y
Blackstone Capital Associates III L.L.C.	N	x		Y
Blackstone Capital Associates III L.P.	N	x		Y
Blackstone Capital Associates IV L.P.	N	x		Y
Blackstone Capital Associates V L.P.	N	x		Y
Blackstone Capital Associates V USS L.P.	N	x		Y
Blackstone Capital Commitment Partners (Cayman) IV LP	N		x	Y
Blackstone Capital Commitment Partners III L.P.	N		x	Y
Blackstone Capital Commitment Partners IV L.P.	N		x	Y
Blackstone Capital Partners (Cayman) IV L.P.	Y	x		Y
Blackstone Capital Partners (Cayman) IV-A L.P.	Y		x	Y
Blackstone Capital Partners (Cayman) V - A L.P.	Y	x		N
Blackstone Capital Partners (Cayman) V L.P.	Y	x		Y
Blackstone Capital Partners II Merchant Banking Fund L.P.	N	x		Y
Blackstone Capital Partners III	N	x		Y
Blackstone Capital Partners IV - A L.P.	Y		x	Y
Blackstone Capital Partners IV L.P.	Y	x		Y
Blackstone Capital Partners V LP	Y	x		N
Blackstone Capital Partners V USS, LP	Y	x		N
Blackstone CCC Capital Partners L.P.	N	x		N
Blackstone CCC Offshore Capital Partners L.P.	N	x		N
Blackstone CCP Investments L.L.C	N	x		N
Blackstone Chemical Co-invest Partners (Cayman) L.P.	Y		x	Y
Blackstone CMP Real Estate Partners II L.P.	N		x	Y
Blackstone Columbus Avenue Fund L.P.	N		x	Y
Blackstone Columbus Avenue Offshore Fund Ltd.	N		x	Y
Blackstone Commodities Fund L.P.	N		x	Y
Blackstone Commodities Offshore Fund Ltd.	N		x	Y
Blackstone Communications Advisors I L.L.C.	N	x		Y
Blackstone Communications Capital Associates (Cayman) L.P.	N	x		Y
Blackstone Communications Capital Associates I L.P.	N	x		Y
Blackstone Communications Capital Commitment Partners I L.P.	N		x	Y
Blackstone Communications Management Associates (Cayman) L.P.	N	x		N

Blackstone Communications Management Associates I L.L.C.	N	x		N
Blackstone Communications Partners I L.P.	Y	x		N
Blackstone Corporate Debt Administration L.L.C.	N	x		N
Blackstone Corporate Opportunities Master Fund L.P.	N		x	N
Blackstone Corporate Opportunities Offshore Master Fund Ltd.	N		x	Y
Blackstone Credit Opportunities Fund L.P.	N		x	Y
Blackstone Credit Opportunities Offshore Fund Ltd.	N		x	Y
Blackstone DD Advisors L.L.C.	N	x		Y
Blackstone DD Associates L.L.C.	N	x		Y
Blackstone Debt Advisors L.P.	N	x		N
Blackstone Debt Origination L.P.	N	x		N
Blackstone Distressed Debt Associates L.P.	N	x		Y
Blackstone Distressed Debt Holdings (Cayman) Ltd.	N		x	Y
Blackstone Distressed Securities Advisors L.P.	N	x		Y
Blackstone Distressed Securities Fund L.P.	N	x		Y
Blackstone Distressed Securities Offshore Fund Ltd.	N		x	Y
Blackstone DL Family Mezzanine Partnership L.P.	N	x		Y
Blackstone DL Mezzanine Associates L.P.	N	x		Y
Blackstone DL Mezzanine Capital Associates L.P.	N	x		Y
Blackstone DL Mezzanine Capital Commitment Partners L.P.	N		x	Y
Blackstone DL Mezzanine Holdings L.P.	N		x	Y
Blackstone DL Mezzanine Management Associates L.L.C.	N	x		Y
Blackstone DL MM Capital Commitment Partners L.P.	N	x		Y
Blackstone Double Alpha Offshore Fund Ltd.	N		x	Y
Blackstone Dynamic Alpha Offshore Fund Ltd.	N		x	Y
Blackstone ECC Capital Partners IV L.P.	Y	x		Y
Blackstone ECC Capital Partners IV-A L.P.	Y		x	Y
Blackstone ECC Participation Partnership IV L.P.	N		x	Y
Blackstone Emerging Markets Fund L.P.	N		x	Y
Blackstone Emerging Markets Offshore Fund Ltd.	N		x	Y
Blackstone Employee Fund L.P.	N		x	Y
Blackstone Equity Low Net Exposure Fund L.P.	N		x	Y
Blackstone Equity Low Net Exposure Offshore Fund Ltd.	N		x	Y
Blackstone Event Driven Fund L.P.	Y	x		Y
Blackstone Event Driven Offshore Master Fund Ltd.	N		x	Y
Blackstone Family Communications Partnership (Cayman) L.P.	N		x	N
Blackstone Family Communications Partnership I L.P.	N		x	N
Blackstone Family Investment Partnership (Cayman) III LP	N		x	N
Blackstone Family Investment Partnership (Cayman) IV-A L.P.	N		x	Y
Blackstone Family Investment Partnership (Cayman) L.P.	N		x	Y
Blackstone Family Investment Partnership (Cayman) V L.P.	N		x	Y
Blackstone Family Investment Partnership (Cayman) V-A L.P.	N		x	Y
Blackstone Family Investment Partnership II L.P.	N		x	Y
Blackstone Family Investment Partnership III L.P.	N		x	Y
Blackstone Family Investment Partnership IV- A L.P.	N		x	Y
Blackstone Family Investment Partnership V - A L.P.	N		x	N
Blackstone Family Investment Partnership V - A USS L.P.	N		x	N
Blackstone Family Investment Partnership V - USS L.P.	N		x	Y
Blackstone Family Investment Partnership V L.P.	N		x	Y
Blackstone Family Media Partnership III L.P.	N		x	Y
Blackstone Family Mezzanine Partners L.P.	N	x		Y
Blackstone Family Mezzanine Partnership II L.P.	N	x		Y
Blackstone Family Mezzanine Partnership II USS L.P.	N	x		N
Blackstone Family Real Estate Partners (Alberta) IV L.P.	N	x		Y
Blackstone Family Real Estate Partners IV L.P.	N	x		Y
Blackstone Family Real Estate Partners V L.P.	N	x		N
Blackstone Family Real Estate Partnership (Offshore) V L.P.	N	x		N
Blackstone Family Real Estate Partnership II L.P.	N	x		N
Blackstone Family Real Estate Partnership III L.P.	N	x		Y
Blackstone Family Real Estate Partnership International - A LP	N	x		Y
Blackstone Family Real Estate Partnership International - B LP	N	x		N
Blackstone Family Real Estate Partnership International II L.P.	N	x		Y
Blackstone Family Real Estate Partnership L.P.	N	x		N
Blackstone Family UC Investment Partnership L.P.	N		x	N
Blackstone Far East Distressed Situations LLC	N	x		Y
Blackstone FC Capital Partners IV - A L.P.	Y		x	Y
Blackstone FC Capital Partners IV L.P.	Y	x		Y
Blackstone FC Communications Partners L.P.	Y	x		N
Blackstone FCH Capital Partners IV - A L.P.	Y	x		N
Blackstone FCH Capital Partners IV - B L.P.	Y	x		N
Blackstone FCH Capital Partners IV L.P.	Y	x		Y
Blackstone FI Capital Commitment Partners (Cayman) III LP	N		x	Y
Blackstone FI Capital Partners L.P.	N	x		N
Blackstone FI Communications Associates (Cayman) L.D.C.	N	x		Y
Blackstone FI Communications Capital Commitment Partners (Cayman) L.P.	N		x	N
Blackstone FI Communications Partners I L.P.	N	x		Y
Blackstone FI Family Mezzanine Partnership (Cayman) L.P.	N	x		N
Blackstone FI Mezzanine (Cayman) LTD.	N	x		N
Blackstone FI Mezzanine Associates (Cayman) L.P.	N	x		N
Blackstone FI Mezzanine Capital Associates (Cayman) L.P.	N	x		Y
Blackstone FI Mezzanine Capital Commitment Partners (Cayman) L.P.	N		x	Y
Blackstone FI Mezzanine Holdings (Cayman) L.P.	N		x	N

Blackstone FI Mezzanine Management Associates (Cayman) LDC	N	x		Y
Blackstone FI MM Capital Commitment Partners (Cayman) L.P.	N	x		N
Blackstone FI Offshore Capital Partners L.P.	N	x		N
Blackstone FI2 Capital Partners L.P.	N	x		Y
Blackstone Fifth Avenue Fund L.P.	N		x	N
Blackstone Fifth Avenue Offshore Euro Fund Ltd.	N	x		Y
Blackstone Fifth Avenue Offshore Fund Ltd.	N		x	Y
Blackstone Fifth Avenue Offshore Master Fund Ltd.	N		x	N
Blackstone Financial Services Inc.	N	x		Y
Blackstone Firestone Principal Transaction Partners (Cayman) L.P.	N		x	Y
Blackstone Firestone Transaction Participation Partners (Cayman) L.P	N		x	Y
Blackstone Fixed Income and Trading Opportunities Fund L.P.	N		x	N
Blackstone Fixed Income and Trading Opportunities Offshore Fund Ltd.	N		x	N
Blackstone FS Fund L.P.	N		x	N
Blackstone FS Offshore Fund Ltd.	N		x	Y
Blackstone Fund Services India Private Limited	N	x		Y
Blackstone G Fund L.P.	N		x	Y
Blackstone G Offshore Fund Ltd.	N		x	N
Blackstone Gift Giving L.L.C.	N	x		Y
Blackstone Global Park Avenue Fund L.P.	N		x	Y
Blackstone Greenwich Avenue Offshore Fund Ltd.	N		x	N
Blackstone Group Holdings L.L.C.	N	x		N
Blackstone Group Holdings L.P.	N	x		Y
Blackstone Group Real Estate Holdings (Alberta) IV L.P.	N	x		N
Blackstone Group Real Estate Holdings International (Alberta) II L.P.	N	x		Y
Blackstone Group Real Estate Holdings International (Alberta) L.P.	N	x		Y
Blackstone GT Communications Partners L.P.	Y	x		Y
Blackstone H.F. Associates L.L.C.	N	x		N
Blackstone Health Commitment Partners - A L.P.	Y		x	N
Blackstone Health Commitment Partners L.P.	Y		x	N
Blackstone Hedged Equity Fund L.P.	Y	x		Y
Blackstone Hedged Equity Offshore Fund Ltd.	N		x	Y
Blackstone Hedged Equity Offshore Master Fund Ltd.	N		x	Y
Blackstone Intermediate Funding L.P.	N	x		N
Blackstone Kabel Partners (Cayman) A L.P.	N		x	N
Blackstone Kailix Advisors L.L.C.	N	x		Y
Blackstone Kailix Affiliates Fund L.L.C.	N	x		Y
Blackstone Kailix Associates L.L.C.	N	x		N
Blackstone Kailix Fund L.P.	N	x		Y
Blackstone Kailix Holdings L.P.	N		x	N
Blackstone Kailix Offshore Fund Ltd.	N		x	N
Blackstone L/S Advisors L.L.C.	N	x		N
Blackstone L/S Associates L.L.C.	N	x		N
Blackstone LR Associates (Cayman) III LDC	N	x		Y
Blackstone LR Associates (Cayman) IV LTD.	N	x		N
Blackstone LR Associates (Cayman) V LTD.	N	x		N
Blackstone LR Fund L.P.	N		x	N
Blackstone LR Offshore Fund Ltd.	N		x	N
Blackstone Madison Avenue Fund L.P.	N		x	N
Blackstone Madison Avenue Offshore Fund Ltd.	N		x	Y
Blackstone Management Associates (Cayman) III LP	N	x		N
Blackstone Management Associates (Cayman) IV L.P.	N	x		Y
Blackstone Management Associates (Cayman) L.P.	N	x		N
Blackstone Management Associates (Cayman) V L.P.	N	x		N
Blackstone Management Associates Fanch L.L.C.	N	x		N
Blackstone Management Associates II L.L.C.	N	x		N
Blackstone Management Associates III L.L.C.	N	x		Y
Blackstone Management Associates IV L.L.C.	N	x		N
Blackstone Management Associates V L.L.C.	N	x		Y
Blackstone Management Associates V USS L.L.C.	N	x		N
Blackstone Management Partners (India) L.L.C.	N	x		N
Blackstone Management Partners III L.L.C.	N	x		N
Blackstone Management Partners IV L.L.C.	N	x		N
Blackstone Management Partners L.L.C.	N	x		N
Blackstone Management Partners L.P.	N	x		N
Blackstone Management Partners V L.L.C.	N	x		Y
Blackstone Market Opportunities Fund L.P.	N		x	N
Blackstone Market Opportunities Offshore Fund SPC	N		x	Y
Blackstone Media Capital Associates III L.P.	N	x		N
Blackstone Media Capital Commitment Partners III L.P.	N		x	N
Blackstone Media Management Associates III L.L.C.	N	x		N
Blackstone Mezzanine Advisors II L.P.	N	x		N
Blackstone Mezzanine Advisors L.P.	N	x		Y
Blackstone Mezzanine Associates II L.P.	N	x		N
Blackstone Mezzanine Associates II USS L.P.	N	x		N
Blackstone Mezzanine Associates L.P.	N	x		N
Blackstone Mezzanine Capital Associates II L.P.	N	x		N
Blackstone Mezzanine Capital Associates II USS L.P.	N	x		Y
Blackstone Mezzanine Capital Associates L.P.	N	x		N
Blackstone Mezzanine Capital Commitment Partners II L.P.	N		x	Y
Blackstone Mezzanine Capital Commitment Partners II USS L.P.	N		x	Y
Blackstone Mezzanine Capital Commitment Partners L.P.	N		x	N

Blackstone Mezzanine Holdings II L.P.	N		x	N
Blackstone Mezzanine Holdings II USS L.P.	Y		x	N
Blackstone Mezzanine Holdings L.P.	N		x	N
Blackstone Mezzanine Management Associates II L.L.C.	N	x		N
Blackstone Mezzanine Management Associates II USS L.P.	N	x		N
Blackstone Mezzanine Management Associates L.L.C.	N	x		N
Blackstone MM Capital Commitment Partners II L.P.	N	x		N
Blackstone MM Capital Commitment Partners II USS L.P.	N	x		Y
Blackstone MM Capital Commitment Partners L.P.	N	x		Y
Blackstone NSS Communications Partners (Cayman) L.P.	Y	x		N
Blackstone Offshore Capital Partners II L.P.	N	x		Y
Blackstone Offshore Capital Partners III L.P.	N	x		Y
Blackstone Pacific Opportunities Master Fund L.P.	N		x	N
Blackstone Pacific Opportunities Offshore Fund Ltd.	N		x	N
Blackstone Pacific Opportunities OS (E) Master Fund Ltd.	N		x	N
Blackstone Pacific Opportunities OS Master Fund Ltd.	N		x	N
Blackstone Park Avenue Fund L.P.	Y	x		N
Blackstone Park Avenue Non-Taxable Fund L.P.	Y	x		N
Blackstone Park Avenue Non-Taxable Offshore Master Fund Ltd.	N		x	N
Blackstone Park Compass Fund Ltd.	N		x	N
Blackstone Participation Partnership (Cayman) IV L.P.	N		x	N
Blackstone Participation Partnership (Cayman) V L.P.	N		x	N
Blackstone Participation Partnership IV L.P.	N		x	N
Blackstone Participation Partnership V L.P.	N		x	N
Blackstone Participation Partnership V USS L.P.	N		x	N
Blackstone Partners Investment Fund L.P.	Y	x		Y
Blackstone Partners Non-Taxable Offshore Master Fund Ltd.	N		x	Y
Blackstone Partners Non-Taxable Offshore Overlay Fund I Ltd.	N		x	N
Blackstone Partners Non-Taxable Offshore Overlay Fund II Ltd.	N		x	N
Blackstone Partners Non-Taxable Offshore Sterling Fund Ltd.	N	x		Y
Blackstone Partners Offshore Euro Fund Ltd.	N	x		Y
Blackstone Partners Offshore Feeder Fund Ltd.	N		x	N
Blackstone Partners Offshore Fund Ltd.	N		x	N
Blackstone Partners Offshore Master Fund Ltd.	N		x	N
Blackstone Partners Offshore Sterling Fund Ltd.	N		x	N
Blackstone Property Management L.L.C.	N	x		N
Blackstone Property Management Limited	N	x		N
Blackstone Property Management SARL (France)	N	x		Y
Blackstone R Fund L.P.	N		x	N
Blackstone R Offshore Fund Ltd.	N		x	Y
Blackstone RE Capital Commitment Partners (Alberta) IV L.P.	N	x		Y
Blackstone RE Capital Commitment Partners III L.P.	N	x		N
Blackstone RE Capital Commitment Partners International II L.P.	N	x		N
Blackstone RE Capital Commitment Partners International LP	N	x		Y
Blackstone RE Capital Commitment Partners IV L.P.	N	x		N
Blackstone RE Management Associates (Alberta) IV L.P.	N	x		Y
Blackstone RE Management Associates (Offshore) V L.P.	N	x		N
Blackstone Real Estate (Cayman) IV LTD.	N	x		Y
Blackstone Real Estate (Cayman) V LTD.	N	x		N
Blackstone Real Estate Advisors III L.P.	N	x		N
Blackstone Real Estate Advisors International II L.P.	N	x		N
Blackstone Real Estate Advisors International L.L.C.	N	x		N
Blackstone Real Estate Advisors IV L.L.C.	N	x		N
Blackstone Real Estate Advisors L.P.	N	x		Y
Blackstone Real Estate Advisors V L.P.	N	x		N
Blackstone Real Estate Associates (Alberta) IV L.P.	N	x		Y
Blackstone Real Estate Associates (Offshore) V L.P.	N	x		Y
Blackstone Real Estate Associates II L.P.	N	x		N
Blackstone Real Estate Associates III L.P.	N	x		N
Blackstone Real Estate Associates International (Alberta) LP	N	x		N
Blackstone Real Estate Associates International (Delaware) II L.L.C.	N	x		Y
Blackstone Real Estate Associates International (Delaware) L.L.C.	N	x		N
Blackstone Real Estate Associates International II (Alberta) L.P.	N	x		Y
Blackstone Real Estate Associates International II L.P.	N	x		Y
Blackstone Real Estate Associates International LP	N	x		N
Blackstone Real Estate Associates IV L.P.	N	x		N
Blackstone Real Estate Associates LP	N	x		Y
Blackstone Real Estate Associates V L.P.	N	x		N
Blackstone Real Estate Capital Associates (Alberta) IV L.P.	N	x		Y
Blackstone Real Estate Capital Associates (Offshore) V L.P.	N	x		N
Blackstone Real Estate Capital Associates II L.P.	N	x		Y
Blackstone Real Estate Capital Associates III L.P.	N	x		N
Blackstone Real Estate Capital Associates International II L.P.	N	x		N
Blackstone Real Estate Capital Associates International LP	N	x		N
Blackstone Real Estate Capital Associates IV L.P.	N	x		N
Blackstone Real Estate Capital Associates L.P.	N	x		N
Blackstone Real Estate Capital Associates V L.P.	N	x		N
Blackstone Real Estate Capital Commitment Partners (Alberta) IV L.P.	N		x	N
Blackstone Real Estate Capital Commitment Partners III L.P.	N		x	N
Blackstone Real Estate Capital Commitment Partners International (Alberta) LP	N		x	N
Blackstone Real Estate Capital Commitment Partners International (Delaware) II L.L.C.	N	x		N
Blackstone Real Estate Capital Commitment Partners International (Delaware) L.L.C.	N	x		N

Blackstone Real Estate Capital Commitment Partners International II (Alberta) L.P.	N		x	N
Blackstone Real Estate Capital Commitment Partners International II L.P.	N	x		N
Blackstone Real Estate Capital Commitment Partners International LP	N	x		N
Blackstone Real Estate Capital Commitment Partners IV L.P.	N		x	N
Blackstone Real Estate Holdings (Offshore) V LP	N		x	N
Blackstone Real Estate Holdings Alberta IV LP	N		x	N
Blackstone Real Estate Holdings II LP	N		x	N
Blackstone Real Estate Holdings III LP	N		x	N
Blackstone Real Estate Holdings International - A L.P.	N		x	Y
Blackstone Real Estate Holdings International - B L.P.	N		x	Y
Blackstone Real Estate Holdings International II L.P.	N		x	Y
Blackstone Real Estate Holdings IV LP	N		x	N
Blackstone Real Estate Holdings LP	N		x	N
Blackstone Real Estate Holdings V LP	N		x	Y
Blackstone Real Estate International (Cayman) II LTD.	N	x		Y
Blackstone Real Estate International (Cayman) LTD.	N	x		N
Blackstone Real Estate Management Associates (Offshore) V L.P.	N	x		Y
Blackstone Real Estate Management Associates II L.P.	N	x		N
Blackstone Real Estate Management Associates III L.P.	N	x		N
Blackstone Real Estate Management Associates International II L.P.	N	x		Y
Blackstone Real Estate Management Associates International LP	N	x		Y
Blackstone Real Estate Management Associates IV L.P.	N	x		Y
Blackstone Real Estate Management Associates L.P.	N	x		Y
Blackstone Real Estate Management Associates V L.P.	N	x		Y
Blackstone Real Estate Partners (Alberta) IV.F L.P.	Y	x		Y
Blackstone Real Estate Partners (Alberta) IV.TE.1 L.P.	Y	x		Y
Blackstone Real Estate Partners (Alberta) IV.TE.2 L.P.	Y	x		Y
Blackstone Real Estate Partners (Alberta) IV.TE.3-A L.P.	Y	x		Y
Blackstone Real Estate Partners (DC) IV.TE.1 L.P.	Y	x		Y
Blackstone Real Estate Partners (DC) IV.TE.2 L.P.	Y	x		Y
Blackstone Real Estate Partners (DC) IV.TE.3-A L.P.	Y	x		Y
Blackstone Real Estate Partners (Europe) IV.TE.1 L.P.	Y	x		Y
Blackstone Real Estate Partners (Europe) IV.TE.2 L.P.	Y	x		Y
Blackstone Real Estate Partners (Europe) IV.TE.3-A L.P	Y	x		N
Blackstone Real Estate Partners (Offshore) V L.P.	Y	x		Y
Blackstone Real Estate Partners (Offshore) V.F L.P.	Y	x		N
Blackstone Real Estate Partners (Offshore) V.T.E.1 L.P.	Y	x		Y
Blackstone Real Estate Partners (Offshore) V.T.E.2 L.P.	Y	x		N
Blackstone Real Estate Partners II L.P.	N	x		Y
Blackstone Real Estate Partners II TE.1 L.P.	N	x		Y
Blackstone Real Estate Partners II TE.2 L.P.	N	x		Y
Blackstone Real Estate Partners II TE.3 L.P.	N		x	Y
Blackstone Real Estate Partners II TE.4 L.P.	N		x	Y
Blackstone Real Estate Partners II TE.5 L.P.	N	x		N
Blackstone Real Estate Partners II.R (Cambridge Park Office I)	N	x		Y
Blackstone Real Estate Partners II.R (Cambridge Park Office II)	N	x		N
Blackstone Real Estate Partners II.R (Cross Point)	N	x		Y
Blackstone Real Estate Partners II.R (Louis Joliet)	N	x		N
Blackstone Real Estate Partners II.R (Randolph Drive)	N	x		Y
Blackstone Real Estate Partners II.R (Rincon Center)	N	x		Y
Blackstone Real Estate Partners III FF L.P.	N	x		Y
Blackstone Real Estate Partners III L.P.	N	x		Y
Blackstone Real Estate Partners III TE.1 L.P.	N	x		Y
Blackstone Real Estate Partners III TE.2 L.P.	N	x		Y
Blackstone Real Estate Partners III TE.3 L.P.	N	x		Y
Blackstone Real Estate Partners International I.D L.P.	Y	x		Y
Blackstone Real Estate Partners International I.D.2 L.P.	Y	x		N
Blackstone Real Estate Partners International I.E L.P.	Y	x		Y
Blackstone Real Estate Partners International II L.P.	Y	x		N
Blackstone Real Estate Partners IV (Alberta) L.P.	Y	x		Y
Blackstone Real Estate Partners IV L.P.	Y	x		N
Blackstone Real Estate Partners IV.F L.P.	Y	x		Y
Blackstone Real Estate Partners IV.TE.1 L.P.	Y	x		Y
Blackstone Real Estate Partners IV.TE.2 L.P.	Y	x		Y
Blackstone Real Estate Partners IV.TE.3-A, L.P.	Y	x		Y
Blackstone Real Estate Partners V L.P.	Y	x		N
Blackstone Real Estate Partners V.F L.P.	Y	x		N
Blackstone Real Estate Partners V.TE.1 L.P.	Y	x		Y
Blackstone Real Estate Partners V.TE.2 L.P.	Y	x		Y
Blackstone RH Offshore Fund Ltd.	N		x	Y
Blackstone S Fund L.P.	N		x	N
Blackstone S Offshore Fund Ltd.	N		x	N
Blackstone SERS Customized Fund L.P.	N		x	N
Blackstone Services (Cayman) III L.D.C.	N	x		Y
Blackstone Services (Cayman) L.D.C.	N	x		Y
Blackstone Services Mauritius II Ltd	N	x		Y
Blackstone Services Mauritius Ltd	N	x		Y
Blackstone SGP Associates (Cayman) IV Ltd.	N	x		Y
Blackstone SGP Capital Associates (Cayman) IV L.P.	N	x		Y
Blackstone SGP Capital Commitment Partners (Cayman) IV L.P.	N		x	Y
Blackstone SGP Capital Partners (Cayman) IV L.P.	Y	x		Y
Blackstone SGP Capital Partners (Cayman) IV-A L.P.	Y		x	Y

Blackstone SGP Family Investment Partnership (Cayman) IV - A L.P.	N		x	Y
Blackstone SGP Management Associates (Cayman) IV L.P.	N	x		Y
Blackstone SGP Participation Partnership (Cayman) IV L.P.	N		x	Y
Blackstone Sixth Avenue Offshore Master Fund Ltd.	N		x	N
Blackstone SLP Investors L.L.C.	N	x		Y
Blackstone Strategic Equity Fund L.P.	N		x	Y
Blackstone Strategic Equity Master Fund L.P.	N		x	Y
Blackstone Strategic Equity Offshore Fund Ltd.	N		x	Y
Blackstone Strategic Equity Offshore Master Fund Ltd.	N		x	Y
Blackstone TG Capital Partners IV L.P.	Y	x		Y
Blackstone TG-B Capital Partners IV L.P.	Y	x		N
Blackstone Topaz Fund L.P.	N		x	N
Blackstone TWF Capital Partners L.P.	N	x		N
Blackstone TWF Family Investment Partnership L.P.	N		x	N
Blackstone UC Capital Associates L.P.	N	x		N
Blackstone UC Capital Commitment Partners L.P.	N		x	Y
Blackstone UC Capital Partners L.P.	N	x		Y
Blackstone UC Management Associates L.L.C.	N	x		N
Blackstone UC Offshore Capital Partners L.P.	N	x		Y
Blackstone UC Services (Cayman) L.D.C.	N	x		N
Blackstone UK Properties - A L.L.C.	N	x		Y
Blackstone UK Properties - B L.L.C.	N	x		Y
Blackstone UK Properties L.L.C.	N	x		Y
Blackstone UTP Capital Partners A L.P.	N	x		Y
Blackstone UTP Capital Partners L.P.	N	x		Y
Blackstone UTP Offshore Capital Partners L.P.	N	x		Y
Blackstone Vanderbilt Avenue Offshore Fund Ltd.	N		x	N
Blackstone Vanderbilt Avenue Offshore Master Fund Ltd.	N		x	Y
Blackstone Vanderbilt Avenue Offshore Sterling Fund Ltd.	N		x	N
Blackstone Volume Capital	N	x		Y
Blackstone Volume Offshore Capital	N	x		Y
Blackstone W Fund L.P.	N		x	Y
Blackstone W Offshore Fund Ltd.	N		x	Y
Blackstone West End Avenue Offshore Fund Ltd.	N		x	Y
Blackstone York Avenue Offshore Fund Ltd.	N		x	Y
Blackstone Z Fund L.P.	N		x	N
Blackstone Z Offshore Fund Ltd.	N		x	N
Blackstone Zurich Offshore Fund Ltd.	N		x	N
Blackstone ECC Communications Partners L.P.	Y	x		N
Bluebeech Fund Ltd.	N		x	Y
BMA (Cayman) V L.P.	N		x	Y
BMA V L.L.C.	N		x	N
BMA V USS L.L.C.	N		x	Y
BMCA III L.L.C.	N	x		Y
BMEZ Advisors II L.L.C.	N	x		Y
BMEZ Advisors L.L.C.	N	x		Y
BMEZ Segregated Trust	N	x		N
BMOF I LLC	N		x	N
BMOF I LTD.	N		x	N
BPIF Non-Taxable L.P.	Y	x		N
BRE Advisors III L.L.C.	N	x		N
BRE Advisors International II L.L.C.	N	x		N
BRE Advisors International L.L.C.	N	x		Y
BRE Advisors IV L.L.C.	N	x		N
BRE Advisors V L.L.C.	N	x		N
BRE Associates (Alberta) IV L.P.	N	x		Y
BRE Associates (Offshore) V L.P.	N	x		N
BRE Associates International II L.P.	N	x		N
BRE Associates International LP	N	x		N
BRE Capital Commitment Partners (Alberta) IV L.P.	N	x		N
BRE Capital Commitment Partners International II L.P.	N	x		Y
BRE Capital Commitment Partners International LP	N	x		N
BRE Holdings V L.P.	N	x		N
BRE/Satellite Co-Investors L.P.	N	x		N
BREA (Cayman) IV LTD.	N	x		N
BREA (Cayman) V LTD.	N	x		N
BREA Connecticut Managers, L.L.C.	N	x		N
BREA II L.L.C.	N	x		N
BREA III L.L.C.	N	x		N
BREA International (Cayman) II LTD.	N	x		N
BREA International (Cayman) LTD.	N	x		N
BREA IV L.L.C.	N	x		N
BREA Management of California L.L.C.	N	x		N
BREA Management of Georgia L.L.C.	N	x		N
BREA Management of Illinois L.L.C.	N	x		N
BREA Management of New York L.L.C.	N	x		N
BREA Management of Ohio L.L.C.	N	x		N
BREA Property Management of California L.L.C.	N	x		Y
BREA Property Management of California Sub Inc.	N	x		N
BREA Property Management of Florida L.L.C.	N	x		N
BREA Property Management of Georgia Inc.	N	x		N
BREA Property Management of Georgia L.L.C.	N	x		N

BREA Property Management of Illinois Inc.	N	x		N
BREA Property Management of Illinois L.L.C.	N	x		N
BREA Property Management of Maryland L.L.C.	N	x		N
BREA Property Management of Massachusetts Inc.	N	x		N
BREA Property Management of Massachusetts L.L.C.	N	x		N
BREA Property Management of Michigan L.L.C.	N	x		N
BREA Property Management of New York L.L.C.	N	x		N
BREA Property Management of Ohio L.L.C.	N	x		N
BREA Property Management of Pennsylvania L.L.C.	N	x		N
BREA Property Management of Virginia L.L.C.	N	x		N
BREA V L.L.C.	N	x		N
BREA V Sub L.L.C.	N	x		N
BREM L.L.C.	N	x		N
BREP (AIV) V LP	Y		x	N
BREP II Segregated Trust	N	x		N
BREP III Segregated Trust	N	x		N
BREP International Alberta L.P.	Y	x		Y
BREP International II (Alberta) L.P.	Y	x		N
BREP International Segregated Trust	N	x		N
BREP IV Alberta Feeder TE.1 L.P.	N	x		N
BREP IV Alberta Feeder TE.2 L.P.	N	x		N
BREP IV Alberta Feeder TE.3 L.P.	N	x		N
BREP IV Alberta Feeder (Offshore) TE.1 L.P.	N	x		N
BREP IV Alberta Feeder (Offshore) TE.2 L.P.	N	x		N
BREP IV Alberta Feeder (Offshore) TE.3-A L.P.	N	x		N
BREP IV Segregated Trust	N	x		N
BREP V Alberta Feeder (Offshore)TE.1 L.P.	N	x		N
BREP V Alberta Feeder (Offshore)TE.2 L.P.	N	x		N
Bryant Partk CDO Ltd.	N		x	N
BTAC V L.L.C.	N		x	N
BUCCA L.L.C.	N	x		N
Essex Park CDO Ltd.	N		x	N
Green Park CDO B.V.	N		x	N
Hanover Square CLO Ltd.	N		x	N
Hyde Park CDO B.V.	N		x	N
India Fund, Inc.	N	x		N
Inwood Park CDO, Ltd.	N		x	N
Kailix Advisors L.L.C.	N	x		N
Kailix Associates L.L.C.	N	x		N
Lafayette Square CDO Ltd.	N		x	N
MGH Sapphire Holdings Ltd.	N		x	N
Monument Park CDO Ltd.	N		x	N
P&S Investments I L.L.C.	N	x		N
Park Hill Group Holdings L.L.C.	N	x		N
Park Hill Group L.L.C.	N	x		N
Park Hill Real Estate Group L.L.C.	N	x		N
Prospect Park CDO Ltd.	N		x	N
Regent’s Park CDO B.V.	N		x	N
TBG Realty Corp.	N	x		N
The Blackstone Aquamarine Fund Ltd.	N		x	N
The Blackstone Group (Asia) Limited	N	x		N
The Blackstone Group Deutschland GMBH	N	x		N
The Blackstone Group Inc.	N	x		N
The Blackstone Group International Limited	N	x		N
The Blackstone Group L.P.	N	x		N
The Blackstone Group Mauritius II Ltd	N	x		N
The Blackstone Group Mauritius Ltd	N	x		N
Union Square CDO Ltd.	N		x	N
Total Entities 550	69	373	177	276